Derivatives - Notional contract amounts and fair value of derivatives by product contract type (Details) £ in Millions, number in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 16,911,913	£ 14,141,285
Nominal contract amount of hedging instruments	56,726	43,598
Fair value of trading assets	£ 304,602	£ 161,500
Fair value of hedging assets	435	410
Fair value of derivative assets	225,238	141,221
Fair value of trading liabilities	(297,790)	(159,720)
Fair value of hedging liabilities	(876)	(337)
Fair value of derivative liabilities	(218,867)	(139,368)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	79,799	20,689
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(79,799)	(20,689)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 6,101,153	£ 4,737,254
Nominal contract amount of hedging instruments	582	4,045
Fair value of trading assets	£ 88,244	£ 49,775
Fair value of hedging assets	2	266
Gross total fair values of derivative assets	88,246	50,041
Fair value of trading liabilities	(86,119)	(48,613)
Fair value of hedging liabilities	(57)	(67)
Gross total fair values of derivative liabilities	(86,176)	(48,680)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 10,141,018	£ 8,727,934
Nominal contract amount of hedging instruments	56,144	39,553
Fair value of trading assets	£ 206,689	£ 99,744
Fair value of hedging assets	433	144
Gross total fair values of derivative assets	207,122	99,888
Fair value of trading liabilities	(201,419)	(96,297)
Fair value of hedging liabilities	(819)	(270)
Gross total fair values of derivative liabilities	(202,238)	(96,567)
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 465,626	£ 498,980
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 7,751	£ 9,718
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	7,751	9,718
Fair value of trading liabilities	(8,175)	(11,881)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(8,175)	(11,881)
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 146,522	£ 134,440
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 865	£ 1,582
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	865	1,582
Fair value of trading liabilities	(1,012)	(2,159)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(1,012)	(2,159)
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 57,594	£ 42,677
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 1,053	£ 681
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,053	681
Fair value of trading liabilities	(1,065)	(770)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	£ (1,065)	£ (770)